Liability in Respect of Government Grants	12 Months Ended
Dec. 31, 2018
Liability in Respect of Government Grants [Abstract]
Liability in respect of government grants

Note 10 – Liability in respect of government grants

	2017	2018
	Thousand USD	Thousand USD
Balance as of January 1	883	1,171
Amounts received during the year	551	121
Payment of Royalties	(10)	(70)
Amounts recognized as an offset from research and development expenses	(162)	(42)
Revaluation of the liability	(91)	265
Balance as of December 31	1,171	1,445

Current maturities in respect of government grants	339	550

Long term liability in respect of government grants	833	895

On September 30, 2014, Nano-Technologies received an approval from the Innovation Authority, to finance a development project in a scope of up to $ 1,001,000, while the Innovation Authority share of financing the aforesaid amount would be up to 50%. In consideration, Nano-Technologies undertook to pay the Innovation Authority royalties in the rate of 3% of the future sales up to the amount of the grants received. On the date on which the grants were received, the Group recognized a liability using a discount rate of 30%,

On December 22, 2015, Nano- Technologies received an approval from the Innovation Authority to support its development of a 3D PCB printer. The approved budget is up to $ 1,128,000, and the contribution by the Innovation Authority to the research and development budget is 50% of expenditures. On the date on which the grants were received, the Group recognized a liability using a discount rate of 19.5%.

In February 2017, Nano- Technologies received an approval from the Innovation Authority to support the development of 3D printing of advanced ceramic materials with inkjet technology. The approved budget is up to $ 372,000, and the contribution by the Innovation Authority to the research and development budget is 50% of expenditures. On the date on which the grants were received, the Group recognized a liability using a discount rate of 19%.

In May 2017, Nano- Technologies received an approval from the Innovation Authority to support its development of a 3D PCB printer. The approved budget is up to $ 1,445,000, and the contribution by the Innovation Authority to the research and development budget is 30% of expenditures. On the date on which the grants were received, the Group recognized a liability using a discount rate of 19%.

In June 2017, Nano- Technologies received an approval from the Innovation Authority to support its Project with Harris Corporation and Space Florida, Florida’s aerospace economic development agency. The approved budget is up to $ 87,000, and the contribution by the Innovation Authority to the research and development budget is 50% of expenditures. The project schedule was postponed and started on May 2018. On the date on which the grants were received, the Group recognized a liability using a discount rate of 19%.